Fair value measurements - Financial assets and liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Derivative assets	$ 32,340	$ 12,247
Liabilities
Derivative liabilities	13,846	72,727
Recurring
Assets
Derivative assets	32,340	12,247
Investments, at fair value	8,841	49,218
Liabilities
Derivative liabilities	13,846	72,727
Recurring | Level 1
Assets
Derivative assets	0	0
Investments, at fair value	8,841	12,996
Liabilities
Derivative liabilities	0	0
Recurring | Level 2
Assets
Derivative assets	32,340	12,247
Investments, at fair value	0	0
Liabilities
Derivative liabilities	13,846	72,727
Recurring | Level 3
Assets
Derivative assets	0	0
Investments, at fair value	0	36,222
Liabilities
Derivative liabilities	$ 0	$ 0